Merger and Related Transactions (Details Narrative)				9 Months Ended		12 Months Ended
	Sep. 12, 2023 shares	Aug. 30, 2023 USD ($) shares	Jun. 16, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 27, 2024 USD ($)	Jul. 10, 2024 $ / shares	Mar. 18, 2021 USD ($)
Conversion ratio						0.42
Common stock par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Principal amount				$ 4,800,000		$ 2,500,000	$ 5,265,000	$ 200,000
Long-Term Debt				$ 2,373,000		$ 2,060,000
Issuance of common stock in lieu of cash per settlement agreement , shares | shares				125,847	718,574	718,574	10,974
Escalation shares allocation description						As additional consideration, each Calidi Stockholder is entitled to earn, on a pro rata basis, up to 1,800,000 shares of non-voting common stock (the “Escalation Shares”). During the five-year period following the Closing (the “Escalation Period”), Calidi Stockholders may be entitled to receive up to 1,800,000 Escalation Shares with incremental releases of 450,000 shares upon the achievement of each share price hurdle if the trading price of Common Stock is $120.00, $140.00, $160.00 and $180.00, respectively, for a period of any 20 days within any 30-consecutive-day trading period. The Escalation Shares are held in escrow and are outstanding from and after the Closing, subject to cancellation if the applicable price targets are not achieved. While in escrow, the shares will be non-voting.
Nonredeeming continuation shares | shares						8,585
Common Stock, Shares, Outstanding | shares				9,310,522		3,552,223	859,000
First Light Acquisition Group, Inc. (FLAG) [Member]
Gross proceeds from purchase of shares		$ 268,736
Stock Redeemed or Called During Period, Value		28,200,000
Remaining redemption value		15,000,000.0
First Light Acquisition Group, Inc. (FLAG) [Member] | Non Redeeming Shareholders [Member]
Remaining redemption value		$ 700,000
Series B Preferred Stock [Member]
Issuance of common stock in lieu of cash per settlement agreement , shares | shares			100,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Stock Repurchased During Period, Shares | shares	50,000
Merger Agreement [Member] | Calidi Security Holders [Member]
Principal amount						$ 250,000,000.0
Long-Term Debt						23,800,000
New Money PIPE Subscription Agreement [Member] | Common Class A [Member]
Stock Repurchased During Period, Shares | shares		13,282
Gross proceeds from purchase of shares		$ 200,000
New Money PIPE Subscription Agreement [Member] | Series B Preferred Stock [Member] | Calidi Cure [Member]
Gross proceeds from purchase of shares		400,000
Non Redemption Agreement [Member] | First Light Acquisition Group, Inc. (FLAG) [Member]
Remaining redemption value		$ 1,800,000
Non Redemption Agreement [Member] | Common Class A [Member]
Stock Repurchased During Period, Shares | shares		33,524
Gross proceeds from purchase of shares		$ 1,800,000
Incentive shares | shares		20,000
Non Redemption Agreement [Member] | Series B Preferred Stock [Member] | Calidi Cure [Member]
Gross proceeds from purchase of shares		$ 2,600,000
Net proceeds from purchase of shares		800,000
Forward Purchase Agreement [Member] | First Light Acquisition Group, Inc. (FLAG) [Member]
Remaining redemption value		$ 12,500,000
Settlement Agreement [Member]
Legal settlement liability						1,100,000	$ 600,000
Debt instruments that are not recorded at fair value						2,900,000	$ 4,300,000
Settlement Agreement [Member] | Minimum [Member]
Cash secured in equity finance						$ 10,000,000.0				$ 10,000,000.0
New Calidi Common Stock [Member]
Common stock par value | $ / shares						$ 0.0001
Issuance of common stock in lieu of cash per settlement agreement , shares | shares						2,737,560
New Calidi Common Stock [Member] | Merger Consideration [Member]
Common Stock, Shares, Outstanding | shares						3,552,223
New Calidi Common Stock [Member] | Calidi Security Holders [Member]
Equity Method Investment, Ownership Percentage						76.00%